Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans - Summary of non-vested restricted share options (Table)

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2020	271,038	$9.28
Granted	1,100,000	5.09
Vested	(955,149)	5.41
Unvested as at December 31, 2020	415,889	$7.09

Unvested as at January 1, 2021	415,889	$7.09
Granted	515,000	18.88
Vested	(595,560)	15.28
Unvested as at December 31, 2021	335,329	$10.65

Unvested as at January 1, 2022	335,329	$10.65
Granted	810,000	25.69
Vested	(685,139)	22.57
Unvested as at December 31, 2022	460,190	$19.38